Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options	8,141,810,000	10,137,344,000
RMB1.33
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 1.33
Fair value of options	¥ 0.62
Number of share options	944,490,000	977,951,000
RMB2.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 2.00
Fair value of options	¥ 0.52
Number of share options	4,576,500,000	5,295,021,000
RMB 52.00, granted In 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options	¥ 26.00
Number of share options	2,068,320,000	3,044,462,000
RMB 52.00, granted In 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | ¥ / shares	¥ 52.00
Fair value of options	¥ 23.42
Number of share options	552,500,000	819,910,000